Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 3,586,784		$ 4,159,290		$ 2,476,571	$ 9,785,131
RMB
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 850,367	¥ 5,977,061	$ 1,174,195	¥ 8,440,580